NXG Global Clean Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2023

	Shares	Fair Value
Common Stock - 121.5%
Diversified Renewable Generation - 5.8%
Renew Energy Global plc(1)(2)	6	31,250

Fuel Cell Generation - 19.9%
SMA Solar Technology AG(1)(2)	80	106,450

Smart Grid - 2.6%
Sunnova Energy International, Inc.(2)	14	13,771

Solar Energy Equipment - 5.8%
Sunrun, Inc.(2)	16	31,260

Solar Generation - 87.4%
Altus Power, Inc.(2)	6	7,016
Solaria Energia y Medio Ambiente, S.A.(1)(2)	15	461,680
		468,696
Total Common Stock (Cost $588,715)		$651,427

Total Investments - 121.5% (Cost $588,715)		$651,427
Liabilities in Excess of Other Assets - (21.5)%		(115,166)
Total Net Assets Applicable to Unitholders - 100.0%		$536,261

Percentages are stated as a percent of net assets.
(1)	Foreign issued security. Foreign concentration is as follows: Spain 86.09%, Germany 19.85%, and United Kingdom 5.83%.
(2)	No distribution or dividend was made during the period ended August 31, 2023. As such, it is classified as a non-income producing security as of August 31, 2023.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2023	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$651,427	$651,427	$-	$-
Total Equity Securities	651,427	651,427	-	-
Other
Short Term Investments (a)	-	-	-	-
Total Other	-	-	-	-
Total Assets	$651,427	$651,427	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2023.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2023.